Short-term Investments - (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Available For Sale Securities [Line Items]
Short-term bank deposits	$ 23,608
Short Term Deposit Weighted Average Interest Rate	1.60%
Short-term investments		$ 0
Bank Deposits
Schedule Of Available For Sale Securities [Line Items]
Short-term bank deposits	$ 15,000	$ 0